UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: November 30

Date of reporting period: June 1, 2012 – August 31, 2012

Item 1.  Schedule of Investments.

UCM SHORT DURATION FUND SCHEDULE OF INVESTMENTS AUGUST 31, 2012 (Unaudited)

Principal	Security Description	Rate	Maturity	Value

Asset Backed Obligations - 30.4%
$23,074	Aames Mortgage Trust, Series 2002-2 A2 (a)	4.50%	03/25/33	$21,804
335,230	Access Group, Inc., Series 2001 2A1 (b)	0.79	05/25/29	302,918
104,000	AH Mortgage Advance Trust, Series SART-3 1A1 (c)	2.98	03/13/43	104,736
19,499	Ameriquest Mortgage Securities, Inc., Series 2004-R11 A2 (b)	0.61	11/25/34	18,588
12,688	Amortizing Residential Collateral Trust, Series 2002-BC4 A (b)	0.82	07/25/32	10,292
250,172	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2003-1 A2	4.65	09/11/36	252,761
188,930	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2003-2 A3 (b)	4.87	03/11/41	190,730
145,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-6 A4 (b)	4.63	12/10/42	148,871
110,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1 A4 (b)	5.25	11/10/42	113,626
200,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-3 A3 (b)	5.77	06/10/49	203,980
8,740	Bear Stearns Asset Backed Securities Trust, Series 2002-2 A1 (b)	0.90	10/25/32	7,636
406,928	Bear Stearns Asset Backed Securities Trust, Series 2003-ABF1 A (b)	0.61	01/25/34	314,500
74,909	Bear Stearns Commercial Mortgage Securities, Series 2006-PW12 A3 (b)	5.89	09/11/38	75,428
46,401	Centex Home Equity, Series 2003-A AF4 (a)	4.25	12/25/31	46,744
234,535	Commercial Mortgage Asset Trust, Series 1999-C1 A4 (b)	6.98	01/17/32	239,052
188,195	Credit Suisse Mortgage Capital Certificates, Series 2006-C2 A2 (b)	5.85	03/15/39	195,609
501,601	Delta Funding Home Equity Loan Trust, Series 1999-2 A1A (b)	0.88	08/15/30	357,885
24,518	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-PM1A A3 (b)	5.17	08/12/40	24,597
94,547	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX A5	4.65	01/12/37	96,795
40,234	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3 A3	4.96	08/15/42	40,810
75,886	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9 A2	5.13	05/15/47	79,854
150,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9 A3SF (b)	0.39	05/15/47	141,774
263,835	LB-UBS Commercial Mortgage Trust, Series 2002-C7 A4	4.96	12/15/31	265,579
144,000	LB-UBS Commercial Mortgage Trust, Series 2005-C7 A3 (b)	5.66	11/15/30	149,917
90,154	Merrill Lynch Mortgage Trust, Series 2006-C2 A2 (b)	5.76	08/12/43	94,338
30,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3 A3 (b)	5.39	07/12/46	31,442
65,000	Morgan Stanley Capital I, Inc. Series 2004-HQ4 A7	4.97	04/14/40	68,982
399,187	Morgan Stanley Capital I, Inc., Series 2006-T23 A2 (b)	5.92	08/12/41	405,163
117,048	Morgan Stanley Capital I, Inc., Series 2007-HQ12 A2FL (b)	0.49	04/12/49	113,355
196,064	Morgan Stanley Reremic Trust, Series 2011-KEYA A1 (c)	4.25	12/19/40	198,502
4,291	Novastar Home Equity Loan, Series 2004-4 M2 (b)	1.24	03/25/35	4,281
27,117	Saxon Asset Securities Trust, Series 2004-1 A (b)	0.78	03/25/35	19,996
115,539	SLM Student Loan Trust, Series 2012-C A1 (b)(c)	1.34	08/15/23	115,559
333,986	Structured Asset Investment Loan Trust, Series 2003-BC2 A3 (b)	0.94	04/25/33	286,228
174,692	Structured Asset Securities Corp., Series 2002-HF1 A (b)	0.82	01/25/33	147,278
315,517	Wachovia Bank Commercial Mortgage Trust, Series 2003-C3 A2	4.87	02/15/35	318,079
8,979	Wachovia Bank Commercial Mortgage Trust, Series 2005-C21 A4 (b)	5.41	10/15/44	10,024
56,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25 A3 (b)	5.89	05/15/43	56,165
38,550	WaMu Mortgage Pass Through Certificates, Series 2002-AR2 A (b)	2.37	02/27/34	39,205
107,467	Wells Fargo Home Equity Trust, Series 2005-1 AII1 (b)	0.47	04/25/35	104,581
Total Asset Backed Obligations (Cost $5,287,605)	5,417,664

Corporate Non-Convertible Bonds - 0.1%
4,000	Norfolk Southern Corp.	5.26	09/17/14	4,356
Total Corporate Non-Convertible Bonds (Cost $4,222)	4,356

Municipal Bonds - 6.4%
Florida - 0.7%
110,000	Florida Housing Finance Corp.	4.10	07/01/22	115,409
10,000	Lee Memorial Health System	7.28	04/01/27	12,356
				127,765
Louisiana - 0.9%
150,000	Louisiana Housing Corp	4.75	10/01/29	162,217

Ohio - 1.7%
170,000	Ohio Housing Finance Agency	6.00	09/01/35	172,562
135,000	Ohio Housing Finance Agency	5.32	09/01/38	136,616
				309,178
Oklahoma - 0.3%
55,000	Oklahoma County Home Finance Authority	3.75	10/01/12	55,107

Rhode Island - 0.6%
110,000	Rhode Island Housing & Mortgage Finance Corp.	3.50	10/01/24	111,629

South Carolina - 0.1%
10,000	South Carolina State Housing Finance & Development Authority	5.50	07/01/26	10,194

Texas - 1.5%
255,000	Barbers Hill Independent School District	2.00	02/15/15	264,397

Wisconsin - 0.6%
100,000	Wisconsin Housing & Economic Development Authority	3.45	04/01/20	105,032

Total Municipal Bonds (Cost $1,139,068)	1,145,519

U.S. Government & Agency Obligations - 34.0%
Mortgage Securities - 16.5%
39,738	FHLMC, Series 129, Class H (d)	8.85	03/15/21	41,228
62,104	FHLMC, Series 3823, Class GA	3.50	01/15/26	65,301
94,019	FHLMC, Series 3834, Class GA	3.50	03/15/26	98,902
400,909	FHLMC, Series 3845, Class NA	3.25	04/15/25	414,172
146,912	FNMA, Series 2010-118, Class DJ	2.50	10/25/39	152,340
237,212	FNMA, Series 2010-137, Class MC	3.00	10/25/38	245,635
252,987	FNMA, Series 2010-34, Class JD	3.00	09/25/37	257,455
129,869	FNMA, Series 2012-8, Class LP	2.50	08/25/21	135,154
458,727	FNMA, Series 2012-80, Class HD	3.00	01/25/42	481,918
58,771	GNMA, Series 2004-108, Class AB (b)	4.40	12/16/32	61,615
4,915	GNMA, Series 2004-12, Class BA	4.81	08/16/32	5,014
90,000	GNMA, Series 2008-24, Class B (b)	3.86	03/16/29	91,277
88,631	GNMA, Series 2008-55, Class WT (b)	5.56	06/20/37	100,070
121,159	GNMA, Series 2009-71, Class A	3.30	04/16/38	125,563
123,523	GNMA, Series 2009-75, Class LC	4.00	10/20/38	129,837
69,195	GNMA, Series 2010-14, Class QP	6.00	12/20/39	75,696
426,204	GNMA, Series 2010-144, Class DK	3.50	09/16/39	454,620
				2,935,797
U.S. Treasury Securities - 17.5%
550,000	U.S. Treasury Note	0.38	10/31/12	550,301
250,000	U.S. Treasury Note	1.38	11/15/12	250,654
200,000	U.S. Treasury Note	0.63	01/31/13	200,430
235,000	U.S. Treasury Note	1.75	04/15/13	237,304
450,000	U.S. Treasury Note	2.00	11/30/13	460,055
400,000	U.S. Treasury Note	1.50	12/31/13	406,875
500,000	U.S. Treasury Note	2.63	07/31/14	522,812
500,000	U.S. Treasury Note	0.50	10/15/14	502,813
				3,131,244
Total U.S. Government & Agency Obligations (Cost $5,997,663)	6,067,041

Total Investments - 70.9% (Cost $12,428,558)*	$12,634,580
Other Assets & Liabilities, Net – 29.1%	5,197,211
Net Assets – 100.0%	$17,831,791

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

(a)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of August 31, 2012.
(b)	Variable rate security. Rate presented is as of August 31, 2012.
(c)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $418,797 or 2.3% of net assets.
(d)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $41,228 or 0.2% of net assets.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$226,923
Gross Unrealized Depreciation	(20,901)
Net Unrealized Appreciation	$206,022

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2012.

Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Asset Backed Obligations	$-	$5,417,664	$-	$5,417,664
Corporate Non-Convertible Bonds	-	4,356	-	4,356
Municipal Bonds	-	1,145,519	-	1,145,519
U.S. Government & Agency Obligations	-	6,025,813	41,228	6,067,041
Total Investments At Value	$-	$12,593,352	$41,228	$12,634,580

There were no transfers between Level 1 and Level 2 for the period ended August 31, 2012.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

Asset Backed Obligations

Balance as of 11/30/11	$47,301
Accrued Accretion / (Amortization)	(67)
Realized Gain / (Loss)	-
Change in Unrealized Appreciation / (Depreciation)	67
Purchases	-
Sales	-
Paydowns / Calls	(6,073)
Transfers In / (Out)	-
Balance as of 08/31/12	$41,228
Net change in unrealized appreciation from investments held as of 08/31/12	$67

The Fund utilizes the end of period methodology when determining transfers in or out of the level 3 category.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:           /s/ Stacey E. Hong
   Stacey E. Hong, Principal Executive Officer

Date:        October 15, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:             /s/ Stacey E. Hong
     Stacey E. Hong, Principal Executive Officer

Date:           October 15, 2012

By:           /s/ Karen Shaw
                Karen Shaw, Principal Financial Officer

Date:         October 15, 2012